Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts		$ 1,681	$ 3,421
Series B convertible redeemable preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Series B convertible redeemable preferred stock, shares authorized	902,670	902,670	902,670
Series B convertible redeemable preferred stock, shares issued	902,670	902,670	902,670
Series B convertible redeemable preferred stock, shares outstanding	902,670	902,670	902,670
Liquidation preference	$ 10,012,792	$ 9,658,278
Preferred stock, shares authorized	11,000,000	11,000,000	11,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	55,602,590	46,738,533	43,067,546
Common stock, shares outstanding	55,552,057	46,688,000	43,063,135
Treasury stock, shares	50,533	50,533	4,411
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,097,330	10,097,330	10,097,330
Preferred stock, shares issued
Related Party [Member]
Allowance for doubtful accounts	$ 514,087	$ 514,087	$ 514,087